Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Revenue	$ 945,428	$ 1,201,339	$ 1,547,097
China
Segment, Product and Geographic Information
Revenue	720,758	925,429	1,261,098
Taiwan
Segment, Product and Geographic Information
Revenue	141,783	175,544	219,106
Other Asia Pacific (Philippines, Korea and Japan)
Segment, Product and Geographic Information
Revenue	67,697	90,258	66,184
Europe and America
Segment, Product and Geographic Information
Revenue	15,190	10,108	709
Driver IC
Segment, Product and Geographic Information
Revenue	804,840	1,042,938	1,361,442
Driver IC | China
Segment, Product and Geographic Information
Revenue	632,363	828,754	1,149,442
Driver IC | Taiwan
Segment, Product and Geographic Information
Revenue	119,289	149,037	167,728
Driver IC | Other Asia Pacific (Philippines, Korea and Japan)
Segment, Product and Geographic Information
Revenue	50,347	64,523	44,272
Driver IC | Europe and America
Segment, Product and Geographic Information
Revenue	2,841	624	0
Non-driver products
Segment, Product and Geographic Information
Revenue	140,588	158,401	185,655
Non-driver products | China
Segment, Product and Geographic Information
Revenue	88,395	96,675	111,656
Non-driver products | Taiwan
Segment, Product and Geographic Information
Revenue	22,494	26,507	51,378
Non-driver products | Other Asia Pacific (Philippines, Korea and Japan)
Segment, Product and Geographic Information
Revenue	17,350	25,735	21,912
Non-driver products | Europe and America
Segment, Product and Geographic Information
Revenue	$ 12,349	$ 9,484	$ 709